                                                As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                Registration No. 333-58234



                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

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                            VARIABLE SEPARATE ACCOUNT

                                SUPPLEMENT TO THE
                   POLARIS II PLATINUM SERIES VARIABLE ANNUITY
                          PROSPECTUS DATED MAY 1, 2006

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On or about August 28, 2006, the following Variable Portfolios will be available for investment:

STOCKS:
    MANAGED BY LORD ABBETT & CO. LLC
    -      Lord Abbett Mid Cap Value                                    LAST
    MANAGED BY FEDERATED INVESTMENT COUNSELING
    -      Telecom Utility                                              SAST



Dated:  August 28, 2006



                Please keep this Supplement with your Prospectus.



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